12. LONG-TERM PAYABLES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
12. LONG-TERM PAYABLES

Long-term payables represent security deposits from customers and amounts due under the mortgage financing arrangement with CITIC Bank.

	December 31,
	2013	2012

Security deposits from customers	$8,955	$—
Amounts due under mortgage financing arrangement, net of current portion	902	—
Net long-term payables	$9,857	$—

Security deposits are required from customers as a condition of leasing a commercial vehicle. The security deposit is returned to the customer after the successful conclusion of the lease. The standard length of our leases is 26 months. At December 31, 2013, future security deposits due to be returned to customers assuming successful conclusions of the related leases are as follows:

	Years Ending December 31,
	2014	2015	2016	Total
Security deposits from customers	$1,050	$7,879	$26	$8,955

Long-term payables from the mortgage financing arrangement consist of the following:

	December 31,
	2013	2012

Total amounts due under mortgage financing arrangement	$2,498	$—
Less: Unrealized interest expense	(160)	—
Net amounts due under mortgage financing arrangement	$2,338	$—
Amounts due under mortgage financing arrangement, current	(1,436)	—
Amounts due under mortgage financing arrangement, non-current	$902	$—

Under the mortgage financing arrangement with CITIC Bank, the Company’s customers obtain mortgage financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the mortgage financing on behalf of the customer. The CITIC mortgage financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC mortgage financing arrangement.

The loans bore interest at rates in the range of 7.79% to 8.59% as of December 31, 2013, are denominated in RMB and have terms maturing within two years.

At December 31, 2013, future amounts due under the mortgage financing arrangement are as follows:

	Years Ending December 31,
	2014	2015	Total

Amounts due under mortgage financing arrangement	$1,570	$928	$2,498
Less: Unrealized interest expense	(134)	(26)	(160)
Total amounts due under mortgage financing arrangement	$1,436	$902	$2,338